Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets	Composition:
	As of December 31,
	2025	2024
Governmental institutions	135	225
Prepaid expenses	161	269
Proceeds from issuance of ADSs (*)	-	1,076
Other	91	116
	387	1,686

(*)	Relates to SEPA advance notice under the equity line, the amount was received in cash on January 2, 2025.